SUBSEQUENT EVENTS (Details Narrative)				12 Months Ended
	Jul. 15, 2021 USD ($)	Jul. 08, 2021 USD ($) shares	Jul. 05, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Subsequent Event [Line Items]
Proceeds from Notes Payable				$ 0	$ 722,190
Subsequent Event [Member] | Firstfire Global Opportunities Fund L L C [Member]
Subsequent Event [Line Items]
Short-term Debt			$ 500,000
Debt Instrument, Maturity Date			Jul. 06, 2022
Short-term Debt, Percentage Bearing Fixed Interest Rate			5.00%
Short-term Debt, Terms			The Company agreed to reserve 6,562,500 shares of its common stock for issuance if any debt is converted
Proceeds from Notes Payable	$ 437,500
Amortization of Debt Issuance Costs and Discounts	50,000
Other cost of debt	12,500
Debt Instrument, Periodic Payment	$ 58,333
Debt Instrument, Frequency of Periodic Payment	each month beginning November 9, 2021 through July 6, 2022.
Subsequent Event [Member] | Firstfire Global Opportunities Fund L L C [Member] | First Commitment Shares [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments | shares		300,000
Debt Conversion, Converted Instrument, Amount		$ 51,000
Subsequent Event [Member] | Firstfire Global Opportunities Fund L L C [Member] | Second Commitment Shares [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments | shares		1,042,000